Carnival Corporation & PLC Consolidated Statements of Income - USD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Revenues
Revenues	$ 20,825,000,000	$ 18,881,000,000	$ 17,510,000,000
Cruise
Selling and administrative	2,480,000,000	2,450,000,000	2,265,000,000
Depreciation and amortization	2,160,000,000	2,017,000,000	1,846,000,000
Goodwill and trademark impairment	0	0	89,000,000
Operating costs and expenses	17,549,000,000	15,556,000,000	14,701,000,000
Operating Income	3,276,000,000	3,325,000,000	2,809,000,000
Nonoperating Income (Expense)
Interest income	23,000,000	14,000,000	9,000,000
Interest expense, net of capitalized interest	(206,000,000)	(194,000,000)	(198,000,000)
Gains on fuel derivatives, net	0	59,000,000	35,000,000
Other income (expense), net	(32,000,000)	3,000,000	11,000,000
Nonoperating Income (Expense)	(215,000,000)	(118,000,000)	(143,000,000)
Income Before Income Taxes	3,060,000,000	3,207,000,000	2,666,000,000
Income Tax Expense, Net	(71,000,000)	(54,000,000)	(60,000,000)
Net Income	$ 2,990,000,000	$ 3,152,000,000	$ 2,606,000,000
Earnings Per Share
Basic (in dollars per share)	$ 4.34	$ 4.45	$ 3.61
Diluted (in dollars per share)	$ 4.32	$ 4.44	$ 3.59
Cruise and tour
Cruise
Operating costs and expenses	$ 12,909,000,000	$ 11,089,000,000	$ 10,501,000,000
Cruise
Cruise
Commissions, transportation and other	2,720,000,000	2,590,000,000	2,359,000,000
Onboard and other	2,101,000,000	638,000,000	587,000,000
Payroll and related	2,249,000,000	2,190,000,000	2,107,000,000
Fuel	1,562,000,000	1,619,000,000	1,244,000,000
Food	1,083,000,000	1,066,000,000	1,031,000,000
Other ship operating	2,925,000,000	2,807,000,000	3,010,000,000
Cruise passenger ticket
Revenues
Revenues	14,104,000,000	13,930,000,000	12,944,000,000
Cruise onboard and other
Revenues
Revenues	6,331,000,000	4,679,000,000	4,330,000,000
Cruise
Operating costs and expenses	2,101,000,000
Tour and other
Revenues
Revenues	390,000,000	272,000,000	236,000,000
Cruise
Operating costs and expenses	$ 268,000,000	$ 180,000,000	$ 163,000,000